CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income (loss)		$ 189	$ (357)	$ (1,723)	$ (50)	$ (227)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and reserves for revenue earning vehicles		275	733	2,259	2,791	2,546
Depreciation and amortization, non-vehicle		54	53	225	203	218
Amortization of deferred financing costs and debt discount (premium)		34	12	59	52	50
Provision for receivables allowance		29	15	94	53	35
Deferred income taxes, net		62	(13)	(353)	27	(66)
Non-cash reorganization items, net		(15)	0
(Gain) from the sale of a business		(392)	0
(Gain) loss on sale of non-vehicle capital assets		(1)	(21)
Other		2	4	13	(9)	7
Changes in assets and liabilities:
Non-vehicle receivables		(73)	226	195	(88)	(136)
Prepaid expenses and other assets		(87)	(61)	92	(8)	(23)
Operating lease right-of-use assets		78	100	366	402	0
Non-vehicle accounts payable		40	(86)	98	65	70
Accrued liabilities		62	(59)	(61)	(98)	72
Accrued taxes, net		36	(14)	(52)	14	(8)
Operating lease liabilities		(78)	(66)	(375)	(428)	0
Self-insured liabilities		(15)	(17)	(76)	(18)	3
Net cash provided by (used in) operating activities		200	449	953	2,900	2,556
Cash flows from investing activities:
Revenue earning vehicles expenditures		(1,517)	(4,346)	(5,542)	(13,714)	(12,493)
Proceeds from disposal of revenue earning vehicles		686	2,212	10,098	9,486	8,452
Non-vehicle capital asset expenditures		(9)	(59)	(98)	(224)	(177)
Proceeds from non-vehicle capital assets disposed of or to be disposed of		4	23	60	27	51
Sales of marketable securities		0	74	74	0	36
Proceeds from the sale of a business, net of cash sold		818	0
Other		0	(1)	(1)	0	(6)
Net cash provided by (used in) investing activities		(18)	(2,097)	4,591	(4,425)	(4,197)
Cash flows from financing activities:
Payment of financing costs		(7)	(9)	(75)	(53)	(47)
Contributions from (distributions to) noncontrolling interests		(10)	0
Other		0	(2)	(2)	(3)	(2)
Net cash provided by (used in) financing activities		692	1,701	(5,372)	1,474	1,561
Effect of foreign currency exchange rate changes on cash, cash equivalents, restricted cash and restricted cash equivalents		(12)	(4)	46	1	(14)
Net increase (decrease) in cash, cash equivalents, restricted cash and restricted cash equivalents during the period		862	49	218	(50)	(94)
Cash, cash equivalents, restricted cash and restricted cash equivalents at end of period	[1]			1,578	1,360	1,410
Cash, cash equivalents, restricted cash and restricted cash equivalents at end of period		2,440	1,409	1,507	1,360	1,410
Cash paid during the period for:
Income taxes, net of refunds		(4)	5	(11)	21	26
Supplemental disclosures of non-cash information:
Purchases of revenue earning vehicles included in accounts payable, net of incentives		103	200	9	165	169
Sales of revenue earning vehicles included in vehicle receivables		119	1,043	144	667	510
Purchases of non-vehicle capital assets included in accounts payable		6	32	7	40	42
Purchases of non-vehicle capital assets included in liabilities subject to compromise		16	0	18	0	0
Revenue earning vehicles and non-vehicle capital assets acquired through capital leases		21	4	32	23	21
Vehicle
Cash flows from financing activities:
Proceeds from issuance of vehicle debt		1,096	3,661	4,546	13,013	14,009
Repayments of debt		(946)	(2,538)	(10,751)	(11,530)	(12,426)
Cash paid during the period for:
Interest, net of amounts capitalized:		69	103	335	431	379
Non-vehicle
Cash flows from financing activities:
Proceeds from issuance of vehicle debt		560	1,440	1,812	3,016	557
Repayments of debt		(1)	(851)	(855)	(3,732)	(571)
Cash paid during the period for:
Interest, net of amounts capitalized:		30	26	109	272	286
The Hertz Corporation
Cash flows from operating activities:
Net income (loss)		189	(356)	(1,855)	(45)	(222)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and reserves for revenue earning vehicles		275	733	2,259	2,791	2,546
Depreciation and amortization, non-vehicle		54	53	225	203	218
Amortization of deferred financing costs and debt discount (premium)		34	12	59	52	50
Provision for receivables allowance		29	15	94	53	35
Deferred income taxes, net		62	(12)	(353)	28	(64)
Non-cash reorganization items, net		(15)	0
(Gain) from the sale of a business		(392)	0
Other		2	3	13	(8)	7
Changes in assets and liabilities:
Non-vehicle receivables		(73)	226	195	(88)	(136)
Prepaid expenses and other assets		(87)	(61)	94	(8)	(23)
Operating lease right-of-use assets		78	100	366	402	0
Non-vehicle accounts payable		40	(86)	98	65	70
Accrued liabilities		62	(59)	(61)	(98)	72
Accrued taxes, net		36	(14)	(52)	14	(8)
Operating lease liabilities		(78)	(66)	(375)	(428)	0
Self-insured liabilities		(15)	(17)	(76)	(18)	3
Net cash provided by (used in) operating activities		200	450	956	2,907	2,563
Cash flows from investing activities:
Revenue earning vehicles expenditures		(1,517)	(4,346)	(5,542)	(13,714)	(12,493)
Proceeds from disposal of revenue earning vehicles		686	2,212	10,098	9,486	8,452
Non-vehicle capital asset expenditures		(9)	(59)	(98)	(224)	(177)
Proceeds from non-vehicle capital assets disposed of or to be disposed of		4	23	60	27	51
Sales of marketable securities		0	74	74	0	36
Proceeds from the sale of a business, net of cash sold		818	0
Other		0	(1)	(1)	0	(6)
Net cash provided by (used in) investing activities		(18)	(2,097)	4,591	(4,425)	(4,197)
Cash flows from financing activities:
Payment of financing costs		(7)	(9)	(75)	(53)	(47)
Advances to Hertz Holdings		0	(3)	(5)	(12)	(9)
Contributions from (distributions to) noncontrolling interests		(10)	0
Net cash provided by (used in) financing activities		692	1,700	(5,403)	1,467	1,554
Effect of foreign currency exchange rate changes on cash, cash equivalents, restricted cash and restricted cash equivalents		(12)	(4)	46	1	(14)
Net increase (decrease) in cash, cash equivalents, restricted cash and restricted cash equivalents during the period		862	49	190	(50)	(94)
Cash, cash equivalents, restricted cash and restricted cash equivalents at end of period	[1]			1,550	1,360	1,410
Cash, cash equivalents, restricted cash and restricted cash equivalents at end of period		2,412	1,409	1,479	1,360	1,410
Cash paid during the period for:
Income taxes, net of refunds		(4)	5	(11)	21	26
Supplemental disclosures of non-cash information:
Purchases of revenue earning vehicles included in accounts payable, net of incentives		103	200	9	165	169
Sales of revenue earning vehicles included in vehicle receivables				144	667	510
Purchases of non-vehicle capital assets included in accounts payable		6	32	7	40	42
Purchases of non-vehicle capital assets included in liabilities subject to compromise		16	0	18	0	0
Revenue earning vehicles and non-vehicle capital assets acquired through capital leases		21	4	32	23	21
The Hertz Corporation | Vehicle
Cash flows from financing activities:
Proceeds from issuance of vehicle debt		1,096	3,661	4,546	13,013	14,009
Repayments of debt		(946)	(2,538)	(10,751)	(11,530)	(12,426)
Cash paid during the period for:
Interest, net of amounts capitalized:		69	103	335	431	379
Supplemental disclosures of non-cash information:
Sales of revenue earning vehicles included in vehicle receivables		119	1,043
The Hertz Corporation | Non-vehicle
Cash flows from financing activities:
Proceeds from issuance of vehicle debt		560	1,440	1,812	3,016	557
Repayments of debt		(1)	(851)	(855)	(3,732)	(571)
Cash paid during the period for:
Interest, net of amounts capitalized:		$ 30	$ 26	$ 109	$ 272	$ 286

[1]	Amounts include cash and cash equivalents and restricted cash and cash equivalents which are held for sale as disclosed in Note 3, "Divestitures."